Schwab Investments
Schwab Global Real Estate Fund

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 3.5%
Abacus Property Group	516,731	1,184,426
Dexus	84,843	607,873
Goodman Group	79,951	1,097,208
Growthpoint Properties Australia Ltd.	560,002	1,501,487
Ingenia Communities Group	230,841	798,257
Stockland	1,361,336	4,521,215
		9,710,466

Austria 0.9%
CA Immobilien Anlagen AG	41,378	1,433,348
IMMOFINANZ AG *	53,691	999,204
		2,432,552

Brazil 0.4%
BR Malls Participacoes S.A. *	35,230	64,378
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	30,900	156,075
Direcional Engenharia SA	211,933	495,278
Ez Tec Empreendimentos e Participacoes S.A.	49,662	379,598
		1,095,329

Canada 3.2%
Artis Real Estate Investment Trust	243,977	2,013,886
Boardwalk Real Estate Investment Trust	103,551	2,761,201
Dream Industrial Real Estate Investment Trust	176,260	1,729,077
Granite Real Estate Investment Trust	22,029	1,298,468
H&R Real Estate Investment Trust	97,258	1,060,424
		8,863,056

China 2.8%
Agile Group Holdings Ltd.	1,804,000	2,604,690
Central China Real Estate Ltd.	1,658,000	899,412
ESR Cayman Ltd. *	169,600	510,662
K Wah International Holdings Ltd.	2,936,000	1,460,477
Powerlong Real Estate Holdings Ltd.	3,105,000	2,241,380
		7,716,621

Finland 0.8%
Kojamo Oyj	99,281	2,065,889

Security	Number of Shares	Value ($)
France 0.7%
Covivio	12,681	1,033,475
Gecina S.A.	3,191	485,447
Klepierre S.A.	17,755	392,207
Mercialys S.A.	16,661	131,264
		2,042,393

Germany 4.6%
Deutsche Wohnen SE	60,325	3,025,519
DIC Asset AG	196,834	2,958,940
LEG Immobilien AG	17,231	2,450,780
Sirius Real Estate Ltd	305,888	367,100
TAG Immobilien AG *	13,075	390,894
TLG Immobilien AG	25,556	640,619
Vonovia SE	41,428	2,832,829
		12,666,681

Hong Kong 10.2%
Champion REIT	2,636,726	1,579,497
China Overseas Grand Oceans Group Ltd.	807,000	481,303
CK Asset Holdings Ltd.	633,646	3,462,470
Gemdale Properties & Investment Corp., Ltd.	23,796,000	3,929,802
Link REIT	166,900	1,459,222
Longfor Group Holdings Ltd.	742,954	4,855,075
Shenzhen Investment Ltd.	5,408,000	1,979,368
Shimao Group Holdings Ltd.	633,500	2,361,167
Sino Land Co., Ltd.	1,757,841	2,399,680
Sun Hung Kai Properties Ltd.	30,000	398,772
Yuexiu Property Co., Ltd.	23,862,000	4,960,093
		27,866,449

Indonesia 0.2%
PT Pakuwon Jati Tbk *	12,227,000	433,319

Italy 0.3%
Immobiliare Grande Distribuzione SIIQ S.p.A.	160,424	692,687

Japan 10.3%
Activia Properties, Inc.	405	1,511,223
Daiwa Office Investment Corp.	337	1,925,945
Daiwa Securities Living Investments Corp.	355	303,827
Global One Real Estate Investment Corp.	2,288	2,191,743
Goldcrest Co., Ltd.	78,300	1,051,813
Hankyu Hanshin REIT, Inc.	2,114	2,437,098
Hulic Co., Ltd.	312,900	3,164,164
Ichigo Office REIT Investment Corp.	490	328,442
Japan Excellent, Inc.	2,465	2,919,251

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Japan Logistics Fund, Inc.	1,011	2,852,876
Japan Real Estate Investment Corp.	54	279,713
Kenedix Retail REIT Corp.	975	2,154,537
LaSalle Logiport REIT	164	244,759
Mitsubishi Estate Co., Ltd.	141,548	2,435,215
Mitsui Fudosan Co., Ltd.	9,506	198,306
Nomura Real Estate Master Fund, Inc.	322	417,963
Orix JREIT, Inc.	207	308,438
Premier Investment Corp.	328	375,388
Sekisui House Reit, Inc.	270	192,438
Sumitomo Realty & Development Co., Ltd.	87,702	2,853,010
		28,146,149

Luxembourg 1.6%
Aroundtown S.A. *	359,863	2,490,632
Grand City Properties S.A.	74,998	1,776,253
		4,266,885

Mexico 0.5%
Concentradora Fibra Danhos S.A. de C.V.	433,025	511,224
Macquarie Mexico Real Estate Management S.A. de C.V.	778,467	987,998
		1,499,222

Netherlands 0.1%
NSI N.V.	9,424	377,697

Norway 0.7%
Entra A.S.A.	100,434	2,001,597

Philippines 0.6%
Megaworld Corp. *(a)	17,161,900	1,369,384
Robinsons Land Corp. (a)	927,100	321,549
		1,690,933

Singapore 3.8%
Ascendas Real Estate Investment Trust	564,654	1,246,923
ESR-REIT	4,253,300	1,280,630
First Real Estate Investment Trust	1,000,700	316,124
Frasers Centrepoint Trust	66,300	114,235
Frasers Logistics & Commercial Trust	694,000	711,982
Keppel DC REIT	767,500	1,606,445
Starhill Global REIT	743,500	267,560
UOL Group Ltd.	747,100	4,068,117
Yanlord Land Group Ltd.	1,067,100	880,959
		10,492,975

Spain 0.2%
Merlin Properties Socimi S.A.	69,229	637,671

Sweden 3.0%
Castellum AB	12,395	307,404
Kungsleden AB	329,369	3,476,020
Nyfosa AB *	334,620	3,298,406
Wihlborgs Fastigheter AB	50,766	1,121,435
		8,203,265

Security	Number of Shares	Value ($)
United Kingdom 4.6%
Civitas Social Housing plc	1,892,307	2,583,462
Land Securities Group plc	217,950	1,906,074
LXI REIT plc	871,685	1,340,597
Regional REIT Ltd.	225,325	228,899
Safestore Holdings plc	91,836	944,389
Segro plc	213,611	2,584,525
The British Land Co., plc	277,228	1,733,171
Workspace Group plc	143,030	1,303,301
		12,624,418

United States 46.2%
Alexander & Baldwin, Inc.	170,239	2,664,240
Alexander's, Inc.	530	144,881
Alexandria Real Estate Equities, Inc.	13,446	2,201,514
American Homes 4 Rent, Class A	66,936	1,922,402
American Tower Corp.	6,603	1,526,614
Apple Hospitality REIT, Inc.	90,758	1,203,451
AvalonBay Communities, Inc.	18,955	3,157,713
Boston Properties, Inc.	8,844	868,127
Braemar Hotels & Resorts, Inc.	10,300	42,127
Brixmor Property Group, Inc.	96,913	1,479,861
Camden Property Trust	14,167	1,400,125
CareTrust REIT, Inc.	43,000	835,490
Chatham Lodging Trust	96,681	1,064,458
Corporate Office Properties Trust	161,003	4,287,510
Cousins Properties, Inc.	129,373	4,322,352
CyrusOne, Inc.	35,449	2,478,240
Digital Realty Trust, Inc.	30,058	4,050,315
Duke Realty Corp.	46,786	1,780,675
EastGroup Properties, Inc.	20,800	2,835,664
Equinix, Inc.	3,282	2,290,147
Equity LifeStyle Properties, Inc.	52,552	3,079,022
Equity Residential	55,074	3,189,886
Extra Space Storage, Inc.	27,797	3,133,556
First Industrial Realty Trust, Inc.	34,657	1,451,435
Franklin Street Properties Corp.	116,500	540,560
Gaming & Leisure Properties, Inc.	55,451	2,303,435
Getty Realty Corp.	38,000	1,078,820
Gladstone Commercial Corp.	27,099	490,221
Global Medical REIT, Inc.	77,771	1,064,685
Global Net Lease, Inc.	129,628	2,163,491
Healthcare Realty Trust, Inc.	25,396	749,182
Highwoods Properties, Inc.	2,100	80,430
Host Hotels & Resorts, Inc.	169,063	2,371,954
Innovative Industrial Properties, Inc.	1,140	175,172
Invitation Homes, Inc.	157,061	4,488,803
Kimco Realty Corp.	80,482	1,162,160
Lexington Realty Trust	111,711	1,140,569
Life Storage, Inc.	8,154	894,657
Medical Properties Trust, Inc.	38,516	747,210
Mid-America Apartment Communities, Inc.	53,614	6,763,942
National Retail Properties, Inc.	35,678	1,345,061
National Storage Affiliates Trust	61,041	2,074,173
New Senior Investment Group, Inc.	129,846	718,048
Office Properties Income Trust	110,505	2,525,039
Omega Healthcare Investors, Inc.	76,040	2,678,129
One Liberty Properties, Inc.	34,950	621,411
Physicians Realty Trust	51,681	896,665
Piedmont Office Realty Trust, Inc., Class A	107,385	1,678,428
Plymouth Industrial REIT, Inc.	51,300	674,082
Prologis, Inc.	141,234	14,130,462
Public Storage	16,779	3,766,214
QTS Realty Trust, Inc., Class A	23,509	1,396,670
Realty Income Corp.	6,200	371,814

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regency Centers Corp.	34,450	1,570,231
RLJ Lodging Trust	5,600	69,048
Sabra Health Care REIT, Inc.	74,704	1,231,122
Simon Property Group, Inc.	40,091	3,310,314
Spirit Realty Capital, Inc.	31,428	1,157,808
Sunstone Hotel Investors, Inc.	30,804	323,442
Universal Health Realty Income Trust	18,708	1,130,524
Ventas, Inc.	29,900	1,432,509
VICI Properties, Inc.	72,207	1,826,115
Welltower, Inc.	54,186	3,412,634
WP Carey, Inc.	8,384	580,257
		126,545,296
Total Common Stock
(Cost $263,656,669)		272,071,550

Rights 0.0% of net assets

Singapore 0.0%
Ascendas Real Estate Investment Trust expires 12/01/20 *(a)	20,892	156
Total Rights
(Cost $—)		156
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
Brown Brothers Harriman
Hong Kong Dollar
0.00%, 12/01/20 (b)	1,360,136	175,477
Japanese Yen
(0.26%), 12/01/20 (b)(c)	1,322,419	12,667
South African Rand
3.25%, 12/01/20 (b)	6	1
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Skandinaviska Enskilda Banken
U.S. Dollar
0.01%, 12/01/20 (b)	1,472,179	1,472,179
Total Short-Term Investments
(Cost $1,660,324)		1,660,324
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the current daily overnight rate.
(c)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

REIT –	Real Estate Investment Trust

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$138,002,903	$—	$—	$138,002,903
Australia	—	9,710,466	—	9,710,466
Austria	—	2,432,552	—	2,432,552
China	—	7,716,621	—	7,716,621
Finland	—	2,065,889	—	2,065,889
France	—	2,042,393	—	2,042,393
Germany	—	12,666,681	—	12,666,681
Hong Kong	—	27,866,449	—	27,866,449
Indonesia	—	433,319	—	433,319
Italy	—	692,687	—	692,687
Japan	—	28,146,149	—	28,146,149
Luxembourg	—	4,266,885	—	4,266,885
Netherlands	—	377,697	—	377,697
Norway	—	2,001,597	—	2,001,597
Philippines	—	—	1,690,933	1,690,933
Singapore	—	10,492,975	—	10,492,975
Spain	—	637,671	—	637,671
Sweden	—	8,203,265	—	8,203,265
United Kingdom	1,532,200	11,092,218	—	12,624,418
Rights[1]
Singapore	—	—	156	156
Short-Term Investments[1]	—	1,660,324	—	1,660,324
Total	$139,535,103	$132,505,838	$1,691,089	$273,732,030
[1]	As categorized in Portfolio Holdings.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (continued)

•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46025NOV20